Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Other Assets [abstract]
Taxes recoverable	$ 141.6	$ 105.0
Prepaid expenses	69.6	36.2
Other debtors	65.4	73.7
Loan with a joint operation	26.8	25.7
Court-mandated escrow deposits	26.7	24.9
Advances to employees	15.0	19.6
Advances for services to be rendered	9.2	13.7
Guarantee deposits	6.8	3.0
Collateralized accounts receivable	5.8	9.9
Other	14.6	10.6
Total	381.5	322.3
Current portion	246.3	194.3
Non-current portion	135.2	128.0
ICMS (State Value-added Tax) and IPI (Excise Tax)	56.6	59.5
PIS (Social Integration Program) and COFINS (Contribution for Social Security)	63.2	27.6
Value added tax	7.4	6.2
Income tax and social security on net income withheld	6.2	5.6
Advance service tax (ISS- Service tax)	5.4	4.4
Other	2.8	1.7
Total	141.6	105.0
Current portion	76.7	37.4
Non-current portion	$ 64.9	$ 67.6